WILMER CUTLER PICKERING
 HALE AND DORR LLP


                                                     David C. Phelan
                                                     60 State Street
                                                     Boston, MA 02109
                                                     + 1 617 526 6372
                                                     + 1 617 526 5000 fax
                                                     david.phelan@wilmerhale.com


September 1, 2004

VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re: Registration Statement on Form N-1A of Pioneer Series Trust II (the "Trust")
    (File Nos. 333-110037; 811-21460)


Ladies and Gentlemen:

         Enclosed for filing is Post-Effective Amendment No. 4 to the above referenced Trust's Registration Statement on Form N-1A (the "Amendment") under
(1) the Securities Act of 1933, as amended (the "1933 Act"), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and Rule 8b-11 thereunder, (3) General Instructions B and C to Form N-1A and (4) Rule 101(a) of Regulation S-T. The persons specified in Section 6(a) of the 1933 Act have signed the Amendment on behalf of the Trust and, pursuant to Rule 302 of Regulation S-T, the Trust will retain a manually executed copy of the Amendment. The electronic copy of the Amendment contains the conformed signatures.

         The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act to add the Investor Class shares prospectus for the following new series:
Pioneer California Tax Free Income Fund, Pioneer Growth Opportunities Fund, Pioneer Municipal Bond Fund and Pioneer Tax Free Money Market Fund (each, a "Pioneer Fund").

         On August 31, 2004, the Trust filed Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A (the "Prior Filing") which included a Class A, B, C prospectus, multi-class statement of additional information, Part C and relevant exhibits. As stated in the cover letter that accompanied the Prior Filing, each Pioneer Fund will offer Class A, B, C and Investor Class shares. The Amendment is being filed since the Prior Filing did not include the Investor Class prospectus. The Trust respectfully requests that the Amendment and the Prior Filing be reviewed together.

         As stated in the cover letter that accompanied the Prior Filing, the Investor Class shares will be issued primarily in connection with the anticipated reorganization of the following Safeco funds into a corresponding Pioneer Fund: Safeco California Tax- Free Income Fund, Safeco Municipal Bond Fund, Safeco Growth Opportunities Fund and Safeco Tax-Free Money Market Fund (each, a "Safeco Fund"). The shareholders of each Safeco Fund will receive Investor Class shares of the relevant Pioneer Fund. The Investor Class shares issued in the reorganization are being separately registered pursuant to a registration statement on Form N-14, which was filed with the Securities and Exchange Commission on August 20, 2004. Investor Class shares will not be offered to any other investors and will convert to Class A shares of the relevant Pioneer Fund two years from the date of the reorganization. Consequently, the Investor Class shares registered pursuant to the Amendment on Form N-1A only apply to the shares issued upon reinvested dividends.

         In accordance with Rule 461 of Regulation C under the 1933 Act, the Trust, on behalf of each Pioneer Fund, and Pioneer Funds Distributor, Inc., the Trust's principal underwriter, intend to request under separate cover the acceleration of the effective date of the Amendment to the date that the Trust's registration statement on Form N-14 is declared effective.

         If you have any questions or comments on the Amendment, please contact me at 617-526-6372 (collect) or Elaine S. Kim at (617) 526-6685 (collect).





Very truly yours,



/s/ David C. Phelan
David C. Phelan


cc:  Christopher J. Kelley, Esq.